[logo] PIONEER
                                                                  Investments(R)

Pioneer
Indo-Asia
Fund

SEMIANNUAL REPORT 4/30/01

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              17
Notes to Financial Statements                     23
Trustees, Officers and Service Providers          30
The Pioneer Family of Mutual Funds                31
Programs and Services for Pioneer Shareowners     32
Retirement Plans from Pioneer                     34

Pioneer Indo-Asia Fund

LETTER FROM THE PRESIDENT 4/30/01

Dear Shareowner,
-------------------------------------------------------------------------------

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Sincerely,
/s/ David Tripple
David Tripple
Pioneer Investment Management, Inc.

Pioneer Indo-Asia Fund

PORTFOLIO SUMMARY 4/30/01

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[pie chart]

International Common Stocks                     81.3%
Depositary Receipts for International Stocks    15.1%
U.S. Common Stocks                               3.5%
Rights/Warrants                                  0.1%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings) [GRAPHIC OMITTED]

[bar chart]

Hong Kong                       36%
South Korea                     16%
India                           12%
Taiwan                          10%
Singapore                       10%
Malaysia                         5%
People's Republic of China       5%
Thailand                         3%
Indonesia                        2%
Philippines                      1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Hutchison Whampoa Ltd.                            4.53%
 2.    Samsung Electronics Co.                           4.34
 3.    Sun Hung Kai Properties Ltd.                      3.15
 4.    Cheung Kong Holdings Ltd.                         3.14
 5.    China Mobile Ltd.                                 2.90
 6.    Development Bank of Singapore Ltd.                2.73
 7.    SK Telecom Co., Ltd. (A.D.R.)                     2.43
 8.    Asia Satellite Telecommunications Holdings Ltd.   1.93
 9.    China Moblie Ltd. (A.D.R.)                        1.88
10.    Wharf Holdings Ltd.                               1.66

Fund holdings will vary for other periods.

Pioneer Indo-Asia Fund

PERFORMANCE UPDATE 4/30/01                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01   10/31/00
                 $9.11     $9.38


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                              -             -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund at public offering price, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.


Average Annual Total Returns
(As of April 30, 2001)

                Net Asset   Public Offering
Period            Value         Price*
Life of Class
(6/23/94)          -3.31%       -4.14%
5 Years            -1.95        -3.09
1 Year            -29.38       -33.45

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.


[mountain chart]

      Pioneer Indo-Asia Fund*          MSCI All-Country Asia Free
                                       (Ex-Japan) Index
6/94   9425                            10000
       9246                            11312
4/95   7538                             9604
       6955                            10166
       8252                            11853
       5690                            10993
4/97   6084                            10976
       5863                             7638
       5797                             6816
       5157                             5725
4/99   7686                             8072
       9073                             8785
      10592                             9420
       7735                             7018
4/01   7480                             6430

  Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

+ Index comparison begins 6/30/94. The Morgan Stanley Capital International
  (MSCI) All-Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

PERFORMANCE UPDATE 4/30/01                             CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01   10/31/00
                 $8.62     $8.94


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                              -             -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.


Average Annual Total Returns
(As of April 30, 2001)

                    If           If
Period             Held       Redeemed*
Life of Class
(6/23/94)          -4.11%       -4.11%
5 Years            -2.79        -2.98
1 Year            -30.26       -33.05

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[mountain chart]

      Pioneer Indo-Asia Fund*          MSCI All-Country Asia Free
                                       (Ex-Japan) Index
6/94  10000                            10000
       9783                            11312
4/95   7944                             9604
       7300                            10166
       8640                            11853
       5917                            10993
4/97   6308                            10976
       6056                             7638
       5977                             6816
       5290                             5725
4/99   7866                             8072
       9240                             8785
      10754                             9420
       7813                             7018
4/01   7500                             6430


  Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

+ Index comparison begins 6/30/94. The Morgan Stanley Capital International
  (MSCI) All-Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

PERFORMANCE UPDATE 4/30/01                             CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01   10/31/00
                 $8.56     $8.84


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                              -             -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All-Country Asia Free (Ex-Japan) Index.


Average Annual Total Returns
(As of April 30, 2001)

                    If          If
Period             Held      Redeemed*
Life of Class
(1/31/96)           1.66%       1.66%
5 Years            -2.77       -2.77
1 Year            -29.95      -29.95

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

[mountain chart]

      Pioneer Indo-Asia Fund*         MSCI All-Country Asia Free
                                      (Ex-Japan) Index
1/96  10000                           10000
      12548                           10549
       8624                            9784
4/97   9197                            9768
       8828                            6798
       8713                            6067
       7682                            5095
4/99  11376                            7184
      13376                            7819
      15567                            8384
      11312                            6246
4/01  10904                            5723


  Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

+ The Morgan Stanley Capital International (MSCI) All-Country Asia Free
  (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01

For the six months ended April 30, 2001, Pioneer Indo-Asia Fund's Class A, B and C shares delivered total returns at net asset value of -2.88%, -3.58% and -3.17%, respectively. This performance surpassed the -8.37% return for the MSCI All-Country Asia Free (excluding Japan) Index.

In the following discussion, the portfolio management team of Mark Madden, Manish Modi and Paul Cloonan address the factors affecting the Fund's performance and the outlook for Asian markets (excluding Japan).

Q: What factors influenced the performance of the Asian equity markets during the six months ended April 30, 2001?

A: The last six months were extremely challenging for equity investors around the world. Fears of slowing global growth and a potential recession in the United States led to negative returns for most equity markets. The Asian (excluding Japan) region fared a bit better than many other areas of the world, partly because Asian economies are in a different cycle than the U.S. economy. Many Asian countries went through a painful recession in 1997-98. In response to the difficult economic conditions, many companies in Asia initiated restructuring to improve efficiency and to lay the foundation for a recovery in profits. In addition, Asian governments strengthened their financial systems to better deal with crises in the future. We are now in the early years of an economic recovery and the profit cycle may be turning up. In contrast, the United States appears to be in the early stages of a deceleration in economic growth and profits.

Q: What is your general investment strategy?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects, proven management ability and selling at a discount to our estimation of fair value. We look for companies that are well positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various Asian countries, sectors and companies while emphasizing stocks that are attractively valued.

Pioneer Indo-Asia Fund

Q: What were some of the areas you emphasized given the investment backdrop during the six months under review?

A: We were particularly optimistic on the prospects for China and India. The economies in these countries, we think, are poised to grow at rates faster than the rest of the region, and the stocks in these countries are attractively valued. In the last six months, our stock selection in China and Hong Kong added significantly to our performance enabling us to outpace the MSCI Asia Ex-Japan Index. China is expected to enter the World Trade Organization (WTO) later this year. China's entry into WTO may encourage more foreign direct investment (FDI) into China and may help bolster economic growth. China now has the second highest level of FDI in the world behind the United States. We believe these continued developments in the Chinese economy provide a positive environment for our China and Hong Kong stocks.

   As for sectors, we currently favor domestic-oriented areas such as the financial, consumer and telecommunication sectors. We are less optimistic for export-oriented sectors, such as technology hardware and equipment, that are more dependent on the health of the U.S. and European economies. In the last six months, our stock selection in the financial and telecommunication sectors contributed significantly to performance while our consumer stocks detracted slightly from performance. We expect consumer stocks to show improved results later this year as economic growth in Asia is expected to remain resilient despite the slowdown in exports.

Q: What is your outlook?

A: We continue to be optimistic about the prospects for Asian equity markets.
   First, the interest rate and liquidity environment has improved dramatically from last year. Second, valuations of Asian stocks are very attractive. Finally, earnings growth potential remains strong for many Asian companies that do not depend on sales to customers in the United States. Local demand in many Asian countries is just beginning to recover after the crises of 1997-98. Thus, many of the concerns that weighed on Asian equity markets last year appear to be easing this year. The main

Pioneer Indo-Asia Fund

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01                            (continued)

risk relates to the health of the U.S. and world economy. If the downturn in the U.S. economy proves steeper and longer than expected, this will negatively impact the performance of global equity markets. Once it is perceived that global growth has stabilized, we believe that investors may recognize the relatively strong fundamentals in Asian economies (excluding Japan), and equity market performance may improve.

Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

Pioneer Indo-Asia Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)

  Shares                                                          Value
             COMMON STOCKS - 99.9%
             Basic Materials - 4.0%
             Chemicals - 0.6%
  9,200      Reliance Industries Ltd. (G.D.R.) (144A)*       $  145,820
                                                             ----------
             Chemicals (Specialty) - 0.7%
 87,000      Nan Ya Plastics Corp.*                          $   95,491
401,000      Yizheng Chemical Fibre Co., Ltd.                    82,781
                                                             ----------
                                                             $  178,272
                                                             ----------
             Construction (Cement & Aggregates) - 0.3%
 23,700      Gujarat Ambuja Cements Ltd. (G.D.R.)            $   90,060
                                                             ----------
             Iron & Steel - 1.0%
  8,100      Pohang Iron & Steel Co. Ltd. (A.D.R.)           $  162,081
 37,000      Tata Iron and Steel Co. Ltd.                       106,493
                                                             ----------
                                                             $  268,574
                                                             ----------
             Metals Mining - 1.4%
942,000      Yanzhou Coal Mining (Class H)                   $  386,511
                                                             ----------
             Total Basic Materials                           $1,069,237
                                                             ----------
             Capital Goods - 1.4%
             Electrical Equipment - 0.4%
 35,000      Bharat Heavy Electricals Ltd.                   $  117,588
                                                             ----------
             Manufacturing (Diversified) - 0.3%
 11,100      Grasim Industries Ltd.                          $   68,719
                                                             ----------
             Trucks & Parts - 0.7%
 38,595      Larsen & Toubro Ltd.                            $  181,211
                                                             ----------
             Total Capital Goods                             $  367,518
                                                             ----------
             Communication Services - 24.0%
             Cellular/Wireless Telecommunications - 16.1%
159,000      China Mobile Ltd.*                              $  780,831
 20,000      China Mobile Ltd. (A.D.R.)*                        506,400
113,000      Hutchison Whampoa Ltd.                           1,220,701
  6,200      Korea Telecom Freetel Co.*                         222,202
    770      SK Telecom Co., Ltd.                               132,426
 31,100      SK Telecom Co., Ltd. (A.D.R.)                      654,655
130,000      Smartone Telecommunications                        152,520
 83,000      Taiwan Cellular Corp.*                             131,225
426,000      Technology Resources Industries Bhd.*              199,547

The accompanying notes are an integral part of these financial statements.    9

Pioneer Indo-Asia Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

   Shares                                                                 Value
               Cellular/Wireless Telecommunications - (continued)
   83,800      Total Access Communication Ltd.*                      $  230,450
  138,000      United Communication Industry Ltd.*                      101,271
                                                                     ----------
                                                                     $4,332,228
                                                                     ----------
               Telecommunications (Long Distance) - 3.1%
  228,000      Asia Satellite Telecommunications Holdings Ltd.       $  518,913
   23,375      Videsh Sanchar Nigam Ltd.*                               315,563
                                                                     ----------
                                                                     $  834,476
                                                                     ----------
               Telephone - 4.8%
    3,000      Korea Telecom Corp.                                   $  143,508
   12,800      Korea Telecom Corp. (A.D.R.)                             353,664
   39,200      Mahanagar Telephone Nigam Ltd.                           125,547
   90,000      Pacific Century Cyberworks*                               31,158
   53,500      PT Indosat Indonesian Satellite Corp. (A.D.R.)           373,965
   65,676      Telekomunik Indonesia (A.D.R.)                           267,301
                                                                     ----------
                                                                     $1,295,143
                                                                     ----------
               Total Communication Services                          $6,461,847
                                                                     ----------
               Consumer Cyclicals - 7.4%
               Auto Parts & Equipment - 0.9%
   57,000      Cycle & Carriage Co.                                  $  103,295
    6,300      Halla Climate Control Co.                                139,681
                                                                     ----------
                                                                     $  242,976
                                                                     ----------
               Automobiles - 0.5%
   27,000      Mahindra & Mahindra Ltd.                              $   78,230
   14,000      Mahindra & Mahindra Ltd. (G.D.R.)                         38,500
                                                                     ----------
                                                                     $  116,730
                                                                     ----------
               Leisure Time (Products) - 1.1%
  205,000      Berjaya Sports Toto Bhd.                              $  207,158
   30,600      Hero Honda Motors*                                        91,405
                                                                     ----------
                                                                     $  298,563
                                                                     ----------
               Lodging - Hotels - 0.4%
   17,300      The Indian Hotels Co., Ltd. (G.D.R.) (144A)           $  114,613
                                                                     ----------
               Publishing - 1.3%
2,554,000      Oriental Press*                                       $  343,852
                                                                     ----------
               Publishing (Newspapers) - 0.9%
   14,200      Singapore Press Holdings                              $  162,976
   33,500      Star Publications Inc.                                    77,138
                                                                     ----------
                                                                     $  240,114
                                                                     ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

   Shares                                                           Value
               Retail (Department Stores) - 0.3%
    1,350      Shinsegae Department Co., Ltd.                  $   81,492
                                                               ----------
               Retail (General Merchandise) - 0.9%
    6,225      LG Home Shopping                                $  248,149
                                                               ----------
               Retail (Specialty-Apparel) - 0.8%
  400,000      Giordano International Ltd.                     $  207,719
                                                               ----------
               Services (Advertising/Marketing) - 0.0%
      133      LG AD Inc.                                      $    3,676
                                                               ----------
               Services (Commercial & Consumer) - 0.0%
      251      Hansol CSN                                      $      497
                                                               ----------
               Textiles (Home Furnishings) - 0.3%
  141,366      Far Eastern Textile Ltd. (G.D.R.)               $   86,393
                                                               ----------
               Total Consumer Cyclicals                        $1,984,774
                                                               ----------
               Consumer Staples - 7.1%
               Broadcasting (Cable/Television/Radio) - 1.1%
   95,000      ABS-CBN Broadcasting Corp. (A.D.R.)             $   66,537
1,601,000      Benpres Holdings Corp.*                             40,492
   40,000      Television Broadcasts Ltd.                         202,077
                                                               ----------
                                                               $  309,106
                                                               ----------
               Distributors (Food & Health) - 0.8%
  112,000      Li & Fung Ltd.                                  $  212,540
                                                               ----------
               Entertainment - 0.6%
   97,000      Tanjong Plc                                     $  158,263
                                                               ----------
               Foods - 1.6%
    6,000      Cheil Jedang Corp.                              $  177,677
  198,000      President Enterprises Corp.                        101,739
  894,000      Tingyi Holding Co.                                 142,141
                                                               ----------
                                                               $  421,557
                                                               ----------
               Personal Care - 0.5%
   29,000      Hindustan Lever Ltd.                            $  130,495
                                                               ----------
               Restaurants - 0.7%
  185,000      Kentucky Fried Chicken Bhd.                     $  194,737
                                                               ----------
               Retail Stores (Food Chains) - 1.1%
   25,000      Hotel Shilla Co.*                               $  106,302
   71,701      President Chain Store Corp.                        207,102
                                                               ----------
                                                               $  313,404
                                                               ----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Indo-Asia Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

   Shares                                                               Value
               Tobacco - 0.7%
    9,200      ITC Ltd.*                                           $  183,080
                                                                   ----------
               Total Consumer Staples                              $1,923,182
                                                                   ----------
               Energy - 2.9%
               Oil & Gas (Drilling & Equipment) - 1.3%
   17,700      CNOOC Ltd.*                                         $  339,132
                                                                   ----------
               Oil & Gas (Production/Exploration) - 0.7%
    9,000      Petrochina Co., Ltd. (A.D.R.)                       $  193,950
                                                                   ----------
               Oil & Gas (Refining & Marketing) - 0.3%
   24,800      Hindustan Petroleum Corp., Ltd.                     $   88,483
                                                                   ----------
               Oil (International Integrated) - 0.6%
  826,000      Sinopec Zhenhai Refining and Chemical Co., Ltd.     $  150,394
                                                                   ----------
               Total Energy                                        $  771,959
                                                                   ----------
               Financials - 31.3%
               Banks (Major Regional) - 9.8%
  125,000      Bangkok Bank Ltd.*                                  $  138,280
  227,635      Bank Sinopac*                                          101,740
   50,500      Dao Heng Bank Group Ltd.                               375,561
   84,193      Development Bank of Singapore Ltd.                     735,128
    3,249      H&CB                                                    31,190
   10,900      Housing & Commercial Bank, Korea                       207,323
   13,650      Kookmin Bank                                           161,686
   47,000      Malayan Banking Bhd.                                   121,211
  762,000      National Finance Public Co., Ltd.*                     141,884
   13,500      Shinhan Bank                                           119,932
   32,752      United Overseas Bank Ltd.                              217,627
   75,000      Wing Hang Bank Ltd.                                    297,153
                                                                   ----------
                                                                   $2,648,715
                                                                   ----------
               Banks (Money Center) - 2.8%
   23,000      Hang Seng Bank                                      $  271,317
   24,000      Overseas-Chinese Banking Corp., Ltd.                   144,975
1,980,000      PT Lippo Bank (Certificate of Entitlement)*                  -
  325,000      Taishin International Bank*                            146,245
  260,512      United World Chinese Commercial Bank                   188,513
                                                                   ----------
                                                                   $  751,050
                                                                   ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

   Shares                                                              Value
              Banks (Regional) - 0.8%
  33,100      ICICI Bank Ltd.*                                    $  219,784
                                                                  ----------
              Financial (Diversified) - 14.4%
  50,000      Bank of East Asia                                   $  113,476
  76,000      Cheung Kong Holdings Ltd.                              847,801
  84,000      City Developments Inc.                                 295,222
  65,000      Great Eagle Holdings Ltd.                               92,512
  52,000      Henderson Land Development Co., Ltd.                   238,697
  20,000      Housing Development Finance Corp., Ltd.                246,077
  15,000      HSBC Holdings Plc                                      190,409
  80,000      Industrial Credit & Investment Corp., Ltd.             141,945
  75,000      New World Development Co., Ltd.                         93,281
  91,300      Sun Hung Kai Properties Ltd.                           848,731
  59,000      Swire Pacific Ltd.                                     325,298
 191,000      Wharf Holdings Ltd.                                    448,173
                                                                  ----------
                                                                  $3,881,622
                                                                  ----------
              Insurance (Multi-Line) - 0.3%
 105,000      Fubon Insurance Co.*                                $   84,919
                                                                  ----------
              Insurance (Property-Casualty) - 1.1%
 209,272      Cathay Life Insurance Co.                           $  308,595
                                                                  ----------
              Investment Banks/Brokerage - 1.3%
 100,000      Arab Malaysian Merchant Bank Holdings Bhd.          $   75,526
  34,000      Hong Kong Exchanges & Clearing Ltd.                     60,815
 174,000      Polaris Securities Co., Ltd.*                           79,355
 160,000      Yuanta Securities Co., Ltd.*                           121,618
                                                                  ----------
                                                                  $  337,314
                                                                  ----------
              Real Estate - 0.8%
 550,400      New World China Land Ltd.*                          $  213,484
                                                                  ----------
              Total Financials                                    $8,445,483
                                                                  ----------
              Health Care - 1.3%
              Health Care (Drugs/Major Pharmaceuticals) - 1.3%
   4,800      Cipla Ltd.                                          $  117,497
   8,500      E. Merck Ltd.                                           76,143
  15,500      Hoechst Marion Roussel Ltd.                            146,246
                                                                  ----------
                                                                  $  339,886
                                                                  ----------
              Total Health Care                                   $  339,886
                                                                  ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Indo-Asia Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

   Shares                                                                    Value
              Technology - 16.6%
              Communications Equipment - 1.2%
  90,000      China Unicom Ltd.*                                        $  126,362
  13,500      China Unicom Ltd. (A.D.R).*                                  195,075
                                                                        ----------
                                                                        $  321,437
                                                                        ----------
              Computer (Hardware) - 4.5%
  18,000      Compeq Manufacturing Co., Ltd.*                           $   55,002
   6,728      Samsung Electronics Co.                                    1,169,865
                                                                        ----------
                                                                        $1,224,867
                                                                        ----------
              Computers (Peripherals) - 0.0%
     165      Korea Data System*                                        $      298
                                                                        ----------
              Computers (Software & Services) - 3.4%
   7,038      BFL Software Ltd.*                                        $   23,292
   8,500      Hughes Software Systems*                                     135,907
 281,000      Informatics Holdings Ltd.                                    144,281
   1,700      Infosys Technologies Ltd.                                    135,310
   4,000      NIIT Ltd.                                                     32,424
  25,000      Satyam Computer Services Ltd.                                115,432
   4,000      Software Solution Integrated Ltd.*                            47,110
     645      Sunevision Holdings*                                             156
 400,000      Travelsky Technology Ltd.*                                   269,265
                                                                        ----------
                                                                        $  903,177
                                                                        ----------
              Electronics (Component Distributors) - 0.5%
  22,720      Asustek Computer, Inc.                                    $  103,273
   3,500      L.G. Electronics                                              37,206
                                                                        ----------
                                                                        $  140,479
                                                                        ----------
              Electronics (Instrumentation) - 1.0%
  99,600      Elec & Eltek International Co., Ltd.                      $  259,956
                                                                        ----------
              Electronics (Semiconductors) - 4.7%
 163,060      Advanced Semiconductor Engineering*                       $  126,918
   7,600      Chartered Semiconductor (A.D.R.)*                            243,124
  32,080      Hon Hai Precision Industry                                   188,247
  30,000      Siliconware Precision Industries Co., Ltd., (A.D.R.)*        118,500
 106,983      Taiwan Semiconductor Manufacturing Co.*                      296,000
 100,000      United Microelectronics Corp., Ltd.*                         159,623
  12,000      Winbond Electronics Corp. (G.D.R.)*                          142,440
                                                                        ----------
                                                                        $1,274,852
                                                                        ----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

   Shares                                                            Value
              Services (Data Processing) - 1.3%
  333,000     Singapore Exchange                               $   223,097
   35,000     Shinawatra Computer Co., Plc*                        126,506
                                                               -----------
                                                               $   349,603
                                                               -----------
              Total Technology                                 $ 4,474,669
                                                               -----------
              Transportation - 1.7%
              Airlines - 0.9%
      680     Korean Air                                       $     3,356
   30,000     Singapore Airlines Ltd.                              238,880
                                                               -----------
                                                               $   242,236
                                                               -----------
              Railroads - 0.8%
  132,000     Malaysia International Shipping Bhd.             $   227,526
                                                               -----------
              Total Transportation                             $   469,762
                                                               -----------
              Utilities - 2.2%
              Electric Companies - 1.4%
  300,000     Beijing Datang Power Generation Co., Ltd.        $   100,013
    2,200     Huaneng Power International, Inc. (A.D.R.)            50,578
   23,200     Korea Electric Power ( A.D.R.)                       218,776
                                                               -----------
                                                               $   369,367
                                                               -----------
              Natural Gas - 0.8%
  207,614     Hong Kong & China Gas Co., Ltd.                  $   247,576
                                                               -----------
              Total Utilities                                  $   616,943
                                                               -----------
              Total Common Stocks
              (Cost $28,798,806)                               $26,925,260
                                                               -----------
              RIGHTS/WARRANTS - 0.1%
   56,210     TelecomAsia Foreign Corp., Public Co., Ltd.*     $    16,808
  217,500     PT Pan Indonesia Bank TBK, 7/8/02*                       300
1,980,000     PT Lippo Bank TBK, 4/15/02*                                -
                                                               -----------
              (Cost $33,223)                                   $    17,108
                                                               -----------
              TOTAL INVESTMENT IN SECURITIES - 100.0%
              (Cost $28,832,029) (a)(b)(c)                     $26,942,368
                                                               ===========

The accompanying notes are an integral part of these financial statements.   15

Pioneer Indo-Asia Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2001, the value of these securities amounted to $260,433 or 0.9% of total net assets.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

     Hong Kong                          35.8%
     South Korea                        16.2
     India                              12.3
     Taiwan                             10.5
     Singapore                          10.3
     Malaysia                            4.7
     People's Republic of China          4.6
     Thailand                            2.8
     Indonesia                           2.4
     Philippines                         0.4
                                       -----
                                       100.0%
                                       =====

 (b) At April 30, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $29,316,792 was as follows:
     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                               $ 3,000,782
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                                (5,375,206)
                                                                                             -----------
     Net unrealized loss                                                                     $(2,374,424)
                                                                                             ===========

(c) At October 31, 2000, the Fund had a capital loss carryforward of $4,891,082 which will expire in 2006 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the year ended April 30, 2001 aggregated $13,069,293 and $16,903,935, respectively.

16    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

BALANCE SHEET 4/30/01 (unaudited)

ASSETS:
  Investment in securities, at value (cost $28,832,029)        $26,942,368
  Cash                                                           2,326,867
  Foreign currencies, at value                                     661,252
  Receivables -
    Investment securities sold                                     164,782
    Fund shares sold                                               523,006
    Dividends, interest and foreign taxes withheld                 104,797
  Other                                                              2,578
                                                               -----------
      Total assets                                             $30,725,650
                                                               -----------
LIABILITIES:
  Payables -
    Investment securities purchased                            $   459,675
    Fund shares repurchased                                        234,646
  Reserve for repatriation taxes                                    15,493
  Due to affiliates                                                113,717
  Accrued expenses                                                  56,417
                                                               -----------
      Total liabilities                                        $   879,948
                                                               -----------
NET ASSETS:
  Paid-in capital                                              $41,061,096
  Accumulated net investment loss                                 (190,441)
  Accumulated net realized loss on investments and foreign
    currency transactions                                       (9,117,212)
  Net unrealized loss on investments (including reserve for
    repatriation taxes of $15,493)                              (1,905,154)
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in
    foreign currencies                                              (2,587)
                                                               -----------
      Total net assets                                         $29,845,702
                                                               ===========
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $18,584,801/2,041,057 shares)              $      9.11
                                                               ===========
  Class B (based on $8,656,357/1,004,669 shares)               $      8.62
                                                               ===========
  Class C (based on $2,604,544/304,427 shares)                 $      8.56
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A                                                      $      9.67
                                                               ===========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Indo-Asia Fund

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended 4/30/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $24,699)       $   198,283
  Interest (net of foreign taxes withheld of $2,021)              13,754
                                                             -----------
       Total investment income                                                  $   212,037
                                                                                -----------
EXPENSES:
  Management fees                                            $   167,032
  Transfer agent fees
    Class A                                                       65,202
    Class B                                                       71,146
    Class C                                                        8,752
  Distribution fees
    Class A                                                       22,025
    Class B                                                       48,746
    Class C                                                       15,004
  Administrative fees                                             15,620
  Custodian fees                                                  16,660
  Registration fees                                                7,783
  Professional fees                                               34,478
  Printing                                                         7,240
  Fees and expenses of nonaffiliated trustees                      1,429
  Miscellaneous                                                    3,739
                                                             -----------
       Total expenses                                                           $   484,856
       Less management fees waived and expenses
       assumed by Pioneer Investment Management, Inc.                               (75,019)
       Less fees paid indirectly                                                     (7,359)
                                                                                -----------
       Net expenses                                                             $   402,478
                                                                                -----------
          Net investment loss                                                   $  (190,441)
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
     Investments                                             $(4,092,923)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies         (72,870)       $(4,165,793)
                                                             -----------        -----------
  Change in net unrealized gain (loss) from:
     Investments                                             $ 3,926,907
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies            (749)       $ 3,926,158
                                                             -----------        -----------
     Net loss on investments and foreign currency
     transactions                                                               $  (239,635)
                                                                                -----------
     Net decrease in net assets resulting from operations                       $  (430,076)
                                                                                ===========

18    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended 4/30/01 and the Year Ended 10/31/00

                                                     Six Months Ended
                                                         4/30/01            Year Ended
                                                       (unaudited)           10/31/00
FROM OPERATIONS:
Net investment loss                                    $  (190,441)        $   (636,618)
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions           (4,165,793)           5,147,060
Change in net unrealized gain (loss) on
  investments and foreign currency
  transactions                                           3,926,158          (12,055,192)
                                                       -----------         ------------
     Net decrease in net assets resulting from
      operations                                       $  (430,076)        $ (7,544,750)
                                                       -----------         ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $29,568,094         $100,290,455
Cost of shares repurchased                             (30,995,883)         (99,017,798)
                                                       -----------         ------------
  Net increase (decrease) in net assets resulting
   from Fund share transactions                        $(1,427,789)        $  1,272,657
                                                       -----------         ------------
  Net decrease in net assets                           $(1,857,865)        $ (6,272,093)
NET ASSETS:
Beginning of period                                     31,703,567           37,975,660
                                                       -----------         ------------
End of period (including accumulated net investment
  loss of $190,441 and $0, respectively)               $29,845,702         $ 31,703,567
                                                       ===========         ============

                                 '01 Shares     '01 Amount
CLASS A                         (unaudited)     (unaudited)           '00 Shares     '00 Amount
Shares sold                       2,886,683     $27,054,198            5,217,207     $68,649,688
Less shares repurchased          (2,782,277)    (26,556,598)          (5,034,213)    (66,077,346)
                                 ----------     -----------           ----------     -----------
  Net increase                      104,406     $   497,600              182,994     $ 2,572,342
                                 ==========     ===========           ==========     ===========
CLASS B
Shares sold                         152,965     $ 1,384,045            1,435,155     $19,004,056
Less shares repurchased            (302,987)     (2,761,944)          (1,793,816)    (22,162,447)
                                 ----------     -----------           ----------     -----------
  Net decrease                     (150,022)    $(1,377,899)            (358,661)    $(3,158,391)
                                 ==========     ===========           ==========     ===========
CLASS C
Shares sold                         128,078     $ 1,129,851              989,712     $12,636,711
Less shares repurchased            (187,466)     (1,677,341)            (865,233)    (10,778,005)
                                 ----------     -----------           ----------     -----------
  Net increase (decrease)           (59,388)    $  (547,490)             124,479     $ 1,858,706
                                 ==========     ===========           ==========     ===========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Indo-Asia Fund

FINANCIAL HIGHLIGHTS 4/30/01

                                                                 Six Months
                                                                    Ended
                                                                   4/30/01     Year Ended
                                                                 (unaudited)    10/31/00
CLASS A
Net asset value, beginning of period                               $  9.38      $ 11.05
                                                                   -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $ (0.03)     $ (0.12)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions                (0.24)       (1.55)
                                                                   -------      -------
Net increase (decrease) in net asset value                         $ (0.27)     $ (1.67)
                                                                   -------      -------
Net asset value, end of period                                     $  9.11      $  9.38
                                                                   =======      =======
Total return*                                                        (2.88)%     (15.11)%
Ratio of net expenses to average net assets+                          2.17%**      2.16%
Ratio of net investment income (loss) to average net assets+         (0.77)%**    (0.88)%
Portfolio turnover rate                                                 90%**       103%
Net assets, end of period (in thousands)                           $18,585      $18,164
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        2.66%**      2.61%
  Net investment loss                                                (1.26)%**    (1.33)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.10%**      2.10%
  Net investment income (loss)                                       (0.70)%**    (0.82)%

                                                                Year Ended  Year Ended  Year Ended  Year Ended
                                                                 10/31/99    10/31/98    10/31/97    10/31/96
CLASS A
Net asset value, beginning of period                              $  6.28     $  7.14     $ 6.93      $  8.47
                                                                  -------     -------     ------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.05)    $ (0.02)    $(0.01)     $  0.03
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions                4.82       (0.84)      0.22        (1.57)
                                                                  -------     -------     ------      -------
Net increase (decrease) in net asset value                        $  4.77     $ (0.86)    $ 0.21      $ (1.54)
                                                                  -------     -------     ------      -------
Net asset value, end of period                                    $ 11.05     $  6.28     $ 7.14      $  6.93
                                                                  =======     =======     ======      =======
Total return*                                                       75.96%     (12.04)%     3.03%      (18.18)%
Ratio of net expenses to average net assets+                         2.14%       2.31%      2.29%        2.28%
Ratio of net investment income (loss) to average net assets+        (0.39)%     (0.52)%    (0.09)%       0.32%
Portfolio turnover rate                                               108%        101%        71%          64%
Net assets, end of period (in thousands)                          $19,384     $ 5,230     $9,846      $12,388
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.81%       5.30%      4.39%        4.29%
  Net investment loss                                               (2.06)%     (3.51)%    (2.19)%      (1.69)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.09%       2.24%      2.25%        2.25%
  Net investment income (loss)                                      (0.34)%     (0.45)%    (0.05)%       0.35%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

20   The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

FINANCIAL HIGHLIGHTS 4/30/01

                                                                 Six Months
                                                                    Ended
                                                                   4/30/01    Year Ended
                                                                 (unaudited)   10/31/00
CLASS B
Net asset value, beginning of period                               $ 8.94      $ 10.62
                                                                   ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                               $(0.13)     $ (0.31)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions               (0.19)       (1.37)
                                                                   ------      -------
Net increase (decrease) in net asset value                         $(0.32)     $ (1.68)
                                                                   ------      -------
Net asset value, end of period                                     $ 8.62      $  8.94
                                                                   ======      =======
Total return*                                                       (3.58)%     (15.82)%
Ratio of net expenses to average net assets+                         3.64%**      2.97%
Ratio of net investment loss to average net assets+                 (2.25)%**    (1.68)%
Portfolio turnover rate                                                90%**       103%
Net assets, end of period (in thousands)                           $8,656      $10,322
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       4.13%**      3.41%
  Net investment loss                                               (2.74)%**    (2.12)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       3.62%**      2.95%
  Net investment loss                                               (2.23)%**    (1.66)%

                                                                Year Ended  Year Ended  Year Ended  Year Ended
                                                                 10/31/99    10/31/98    10/31/97    10/31/96
CLASS B
Net asset value, beginning of period                              $  6.08     $  6.96     $ 6.80      $  8.39
                                                                  -------     -------     ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.03)    $ (0.09)    $(0.04)     $ (0.03)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions                4.57       (0.79)      0.20        (1.56)
                                                                  -------     -------     ------      -------
Net increase (decrease) in net asset value                        $  4.54     $ (0.88)    $ 0.16      $ (1.59)
                                                                  -------     -------     ------      -------
Net asset value, end of period                                    $ 10.62     $  6.08     $ 6.96      $  6.80
                                                                  =======     =======     ======      =======
Total return*                                                       74.67%     (12.64)%     2.35%      (18.95)%
Ratio of net expenses to average net assets+                         2.80%       2.81%      2.90%        3.15%
Ratio of net investment loss to average net assets+                 (0.91)%     (1.03)%    (0.62)%      (0.45)%
Portfolio turnover rate                                               108%        101%        71%          64%
Net assets, end of period (in thousands)                          $16,078     $ 5,036     $9,392      $ 8,275
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       4.60%       5.94%      4.99%        5.23%
  Net investment loss                                               (2.71)%     (4.16)%    (2.71)%      (2.53)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.77%       2.76%      2.86%        3.13%
  Net investment loss                                               (0.88)%     (0.98)%    (0.58)%      (0.43)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Indo-Asia Fund

FINANCIAL HIGHLIGHTS 4/30/01

                                                                 Six Months
                                                                    Ended
                                                                   4/30/01   Year Ended  Year Ended
                                                                 (unaudited)  10/31/00    10/31/99
CLASS C
Net asset value, beginning of period                               $ 8.84      $ 10.50     $ 6.00
                                                                   ------      -------     ------
Increase (decrease) from investment operations:
 Net investment loss                                               $(0.09)     $ (0.19)    $(0.03)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions               (0.19)       (1.47)      4.53
                                                                   ------      -------     ------
Net increase (decrease) in net asset value                         $(0.28)     $ (1.66)    $ 4.50
                                                                   ------      -------     ------
Net asset value, end of period                                     $ 8.56      $  8.84     $10.50
                                                                   ======      =======     ======
Total return*                                                       (3.17)%     (15.81)%    75.00%
Ratio of net expenses to average net assets+                         2.77%**      2.92%      2.70%
Ratio of net investment loss to average net assets+                 (1.38)%**    (1.61)%    (0.89)%
Portfolio turnover rate                                                90%**       103%       108%
Net assets, end of period (in thousands)                           $2,605      $ 3,217     $2,514
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.26%**      3.39%      4.40%
  Net investment loss                                               (1.87)%**    (2.08)%    (2.59)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.74%**      2.89%      2.64%
  Net investment loss                                               (1.35)%**    (1.58)%    (0.83)%

                                                               Year Ended  Year Ended  1/31/96 to
                                                                10/31/98    10/31/97    10/31/96
CLASS C
Net asset value, beginning of period                             $  6.93     $ 6.77      $  7.85
                                                                 -------     ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                             $ (0.07)    $(0.04)     $ (0.02)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions              (0.86)      0.20        (1.06)
                                                                 -------     ------      -------
Net increase (decrease) in net asset value                       $ (0.93)    $ 0.16      $ (1.08)
                                                                 -------     ------      -------
Net asset value, end of period                                   $  6.00     $ 6.93      $  6.77
                                                                 =======     ======      =======
Total return*                                                     (13.42)%     2.36%      (13.76)%
Ratio of net expenses to average net assets+                        2.85%      2.84%        3.12%**
Ratio of net investment loss to average net assets+                (1.06)%    (0.56)%      (0.42)%**
Portfolio turnover rate                                              101%        71%          64%
Net assets, end of period (in thousands)                         $   536     $  803      $   557
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      6.12%      4.89%        4.63%**
  Net investment loss                                              (4.33)%    (2.61)%      (1.93)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      2.76%      2.78%        3.06%**
  Net investment loss                                              (0.97)%    (0.50)%      (0.36)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

22   The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Indo-Asia Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer Indo-Asia Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01 (unaudited)                  (continued)

   New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund's investments in countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

   In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Indo-Asia Fund

C. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involve, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2001, the Fund had no open futures contracts.

D. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of April 30, 2001, the Fund had no outstanding portfolio or settlement hedges.

Pioneer Indo-Asia Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01 (unaudited)                  (continued)

E. Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended April 30, 2001, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of April 30, 2001, the Fund had no reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of April 30, 2001, the Fund had a reserve of $15,493 related to taxes on the repatriation of foreign currencies. Effective, May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $2,276 in underwriting commissions on the sale of fund shares during the six months ended April 30, 2001.

G. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all

Pioneer Indo-Asia Fund

   expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.10% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 2.10% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

Pioneer Indo-Asia Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01 (unaudited)                  (continued)

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2001, $2,935 was payable to PIM related to management fees, administration fees and certain other services.

PIM has appointed Khothari Pioneer AMC Ltd. (the Indian Adviser) as the Fund's adviser in India. In managing the Fund's Indian investments, PIM relies on the advice and local expertise of the Indian Adviser. The Indian Adviser is a joint venture between PIM and Investment Trust of India Limited (ITI), a corporation organized under the laws of India. As compensation for its services under its subadvisory agreement with PIM and the Fund, PIM pays the Indian Adviser a management fee at the annual rate from 0.10% to 0.60% of the Fund's average gross assets invested in India's securities markets, including assets invested in American, global or other types of depository receipts for securities traded in India's securities markets. The annual rate is 0.10% of such gross assets up to $15 million; 0.20% of the next $30 million; 0.40% of the next $15 million; and 0.60% of the excess over $60 million.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowners services to the Fund at negotiated rates. Included in due to affiliates is $98,322 in transfer agent fees payable to PIMSS at April 30, 2001.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $12,460 in distribution fees payable to PFD at April 30, 2001.

Pioneer Indo-Asia Fund

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Also, upon the redemption or exchange of Class A shares worth more than $25,000 within 90 days of any purchase of fund shares, the fund will apply a 2.00% fee to the entire amount of the sale proceeds. The fee is payable to the Fund and is not a CDSC or commission. The fee is calculated after any applicable sales charge is deducted and is in addition to any sales charge paid. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2001, CDSCs in the amount of $31,633 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $7,359 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. During the six months ended April 30, 2001, the Fund had no borrowings under this agreement.

Pioneer Indo-Asia Fund

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                        Officers
John F. Cogan, Jr.,             John F. Cogan, Jr., President
  Chairman                      David D. Tripple, Executive Vice President
Mary K. Bush                    Vincent Nave, Treasurer
Richard H. Egdahl, M.D.         Joseph P. Barri, Secretary
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds
United States
Pioneer Growth Shares
Pioneer Micro-Cap Fund
Pioneer Mid-Cap Fund
Pioneer Mid-Cap Value Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund

International/Global
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Europe Select Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Sector Funds
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

Growth and Income Funds
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Value Fund (formerly Pioneer II)

Income Funds
Taxable
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Limited Maturity Bond Fund
Pioneer Strategic Income Fund

Tax-Free
Pioneer Tax-Free Income Fund

Money Market Fund
Pioneer Cash Reserves Fund*

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFoneSM gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

Six-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within six months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Plans

Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles a traditional 401(k), but with less testing and lower administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit-sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

                           This page for your notes.

                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[logo] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                 1266-00-0601
             (C) Pioneer Funds Distributor, Inc.
                 Underwriter of Pioneer mutual funds
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